UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ];         Amendment Number: ___

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBO & CO, LLC
Address:  PO BOX 306
          ST. HELENA, CA 94574


Form 13F File Number:    28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         JOHN M. OLIVER
Title:        CHIEF COMPLIANCE OFFICER
Phone:        (707) 963-1231

Signature, Place, and Date of Signing:

JOHN M. OLIVER            St Helena, CA
-------------------      ---------------         --------
   [Signature]            [City, State]           [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           NONE

Form 13F Information Table Entry Total:      58

Form 13F Information Table Value Total:      $179,843
                                             (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER      SYMBOL   CLASS    CUSIP     MARKET VALUE   TOTAL SHARES   12/31/04   PRICE
--------------      ------   -----    -----     ------------   ------------   --------   -------
ABBOTT LABS         ABT      com     00282410     $  4,236         90,800      $46.65    ABT equity
AMGEN INC           AMGN     com     03116210     $  1,148         17,900      $64.15    AMGN equity
ALLTEL CORP         AT       com     02003910     $  5,342         90,918      $58.76    AT equity
AMERICAN EXPRESS    AXP      com     02581610     $    278          4,928      $56.37    AXP equity
BANK OF AMERICA     BAC      com     06050510     $  2,830         60,226      $46.99    BAC equity
BELLSOUTH CORP      BLS      com     07986010     $  1,045         37,602      $27.79    BLS equity
BRISTOL-MYER SQB    BMY      com     11012210     $    364         14,202      $25.62    BMY equity
BURLINGTON/SANTA    BNI      com     12189T10     $    289          6,100      $47.31    BNI equity
BP PLC-ADR          BP       com     05562210     $    603         10,332      $58.40    BP equity
BRE PROPERTIES      BRE      com     05564E10     $  2,160         53,584      $40.31    BRE equity
CITIGROUP INC       C        com     17296710     $    686         14,233      $48.18    C equity
CATERPILLAR INC     CAT      com     14912310     $  2,325         23,840      $97.51    CAT equity
CHALONE WINE GRP    CHLN     com     15763910     $    496         35,000      $14.16    CHLN equity
CHEVRONTEXACO       CVX      com     16676410     $  2,227         42,420      $52.51    CVX equity
DOMINION RES/VA     D        com     25746U10     $  1,951         28,800      $67.74    D equity
DEERE & CO          DE       com     24419910     $    365          4,900      $74.40    DE equity
DISNEY (WALT) CO    DIS      com     25468710     $  3,854        138,632      $27.80    DIS equity
CONS EDISON INC     ED       com     20911510     $    236          5,400      $43.75    ED equity
EQUITY ONE INC      EQY      com     29475210     $  2,716        114,440      $23.73    EQY equity
FIRSTENERGY CORP    FE       com     33793210     $  1,273         32,216      $39.51    FE equity
FANNIE MAE          FNM      com     31358610     $    766         10,750      $71.21    FNM equity
FPL GROUP INC       FPL      com     30257110     $    486          6,500      $74.75    FPL equity
GENERAL ELECTRIC    GE       com     36960410     $  5,002        137,048      $36.50    GE equity
IBM                 IBM      com     45920010     $  5,911         59,960      $98.58    IBM equity
JOHNSON&JOHNSON     JNJ      com     47816010     $ 17,911        282,420      $63.42    JNJ equity
JPMORGAN CHASE      JPM      com     46625H10     $  1,973         50,570      $39.01    JPM equity
KIMBERLY-CLARK      KMB      com     49436810     $  1,161         17,648      $65.81    KMB equity
COCA-COLA CO        KO       com     19121610     $  5,128        123,150      $41.64    KO equity
LABORATORY CP       LH       com     50540R40     $  1,823         36,600      $49.82    LH equity
ELI LILLY & CO      LLY      com     53245710     $  1,646         29,000      $56.75    LLY equity
MCDONALDS CORP      MCD      com     58013510     $  1,340         41,800      $32.06    MCD equity
ALTRIA GROUP INC    MO       com     02209S10     $ 12,493        204,465      $61.10    MO equity
MERCK & CO          MRK      com     58933110     $    278          8,650      $32.14    MRK equity
MICROSOFT CORP      MSFT     com     59491810     $  1,377         51,520      $26.72    MSFT equity
NEW PLAN EXCEL      NXL      com     64805310     $    547         20,200      $27.08    NXL equity
OXFORD INDS INC     OXM      com     69149730     $  2,990         72,400      $41.30    OXM equity
PEPSICO INC         PEP      com     71344810     $  6,423        123,050      $52.20    PEP equity
PFIZER INC          PFE      com     71708110     $    337         12,550      $26.89    PFE equity
PROCTER & GAMBLE    PG       com     74271810     $    655         11,900      $55.08    PG equity
PROGRESS ENERGY     PGN      com     74326310     $  1,710         37,800      $45.24    PGN equity
PAN PAC RETAIL      PNP      com     69806L10     $ 26,558        423,571      $62.70    PNP equity
PROV & WOR RR       PWX      com     74373710     $    135         10,000      $13.49    PWX equity
RAILAMERICA INC     RRA      com     75075310     $  7,341        562,506      $13.05    RRA equity
SBC COMMUNICATIO    SBC      com     78387G10     $    344         13,356      $25.77    SBC equity
SCANA CORP          SCG      com     80589M10     $  2,632         66,800      $39.40    SCG equity
SCHERING-PLOUGH     SGP      com     80660510     $    539         25,800      $20.88    SGP equity
SARA LEE CORP       SLE      com     80311110     $  3,205        132,762      $24.14    SLE equity
QUESTAR CORP        STR      com     74835610     $    408          8,000      $50.96    STR equity
SUNTRUST BANKS      STI      com     86791410     $    279          3,782      $73.88    STI equity
T ROWE PRICE GRP    TROW     com     74144T10     $  1,274         20,475      $62.20    TROW equity
TYCO INTL LTD       TYC      com     90212410     $    357         10,000      $35.74    TYC equity
UNOCAL CORP         UCL      com     91528910     $    983         22,725      $43.24    UCL equity
UST INC             UST      com     90291110     $  2,571         53,450      $48.11    UST equity
VERIZON COMMUNIC    VZ       com     92343V10     $  1,091         26,937      $40.51    VZ equity
WESTAMERICA BANC    WABC     com     95709010     $  7,472        128,149      $58.31    WABC equity
WEINGARTEN RLTY     WRI      com     94874110     $  3,840         95,762      $40.10    WRI equity
WYETH               WYE      com     98302410     $  6,245        146,636      $42.59    WYE equity
EXXON MOBIL CORP    XOM      com     30231G10     $ 10,188        198,760      $51.26    XOM equity
                                                  $179,843